Stock-based compensation(Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Details of the stock option transactions for the years ended December 31, 2015 and 2014 are summarized as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
		exercise price	contractual life	value
	Number	(CAD$)	(years)	(CAD$)
Outstanding as at December 31, 2013	1,201,912	4.68	3.71	4,400

Options granted	260,000	8.27
Options exercised	(111,155)	2.17
Options forfeited	(11,335)	7.48
Options expired	(61,132)	24.03
Outstanding as at December 31, 2014	1,278,290	4.68	3.34	8,411

Options granted	382,900	10.84
Options exercised	(129,236)	3.76
Options forfeited	(45,097)	8.76
Options expired	(14,260)	41.69
Outstanding as at December 31, 2015	1,472,597	5.88	2.88	8,024
Exercisable as at December 31, 2015	959,813	4.63	2.45	6,462

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2015, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices (CAD$)	Number	life (years)	(CAD$)	Number	(CAD$)

$1.65 to $2.08	437,000	2.01	1.67	367,254	1.68
$2.09 to $6.67	424,963	2.24	3.85	351,689	3.59
$6.68 to $9.29	204,974	3.62	8.23	97,544	8.23
$9.30 to $24.70	405,660	4.10	11.33	143,326	12.31

	1,472,597	2.88	5.88	959,813	4.63

Schedule Of Nonvested Option Activity [Table Text Block]
A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2015 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2014	577,370	3.19
Granted	382,900	4.50
Vested	(410,814)	3.42
Forfeited	(36,672)	3.41

Non-vested at December 31, 2015	512,784	3.96

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value of stock options granted during the year ended December 31, 2015 was $4.50 (2014 - $4.55). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,
	2015	2014

Dividend yield	-	-
Expected volatility	78.4%	87.5%
Risk-free interest rate	0.6%	1.1%
Expected average life of the options	3.4 years	3.3 years
Estimated forfeiture rate	-	0.5%

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Details of RSU transactions for the year ended December 31, 2015 are summarized as follows:

		Weighted	Weighted
		average	average	Aggregate
		grant date	remaining	intrinsic
		fair value	contractual	value
	Number	(USD$)	life (years)	(USD$)
Outstanding as at December 31, 2014	-	$-	-	$-

RSUs granted	160,598	9.10		1,181
RSUs vested	(10,990)	9.95		89
RSUs forfeited	(17,500)	9.95
Outstanding as at December 31, 2015	132,108	$8.91	2.16	$1,058